Simplify Volatility Premium ETF
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
1
Principal Value
U.S. Government Obligations – 93 .2%
U.S. Treasury Note , 0 .13% , 1/15/2024 ............................................. $ 60,000,000 $ 57,779,297
U.S. Treasury Note , 0 .38% , 9/15/2024 ............................................. 40,000,000 38,043,750
U.S. Treasury Note , 1 .50% , 2/29/2024 (a) ........................................... 1,000,000 986,211
Total U.S. Government Obligations (Cost $ 98,479,564 ) .............................................. 96,809,258
Number of
Contracts Notional Amount
Purchased Option – 0 .0% †
Calls – Exchange-Traded – 0 .0% †
ProShares Ultra VIX Short-Term Futures , April Strike Price $ 46 , Expires
4/14/22 ...................................................... 3,500 $ 16,100,000 14,000
Total Purchased Options (Cost $ 449,798 ) .......................................................... 14,000
Total Investments – 93.2%
(Cost $ 98,929,362 ) .......................................................................... $ 96,823,258
Other Assets in Excess of Liabilities – 6 .8% ......................................................... 7,093,162
Net Assets – 100.0% .......................................................................... $ 103,916,420
† Less than 0.05%
(a) Securities with an aggregate market value of $986,211 have been pledged as collateral for options as of March 31, 2022.
At March 31, 2022, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Short position contracts:
CBOE VIX Future ................................ (500) $ (11,734,500) 4/20/22 $ 4,016,723
CBOE VIX Future ................................ (570) (14,242,989) 5/18/22 286,042
Total net unrealized appreciation $ 4,302,765
Summary of Schedule of Investments
Industry
% of Net
Assets
U.S. Government Obligations ....................................................................... 93 .2%
Purchased Options ............................................................................... 0 .0% †
Total Investments ................................................................................ 93 .2%
Other Assets in Excess of Liabilities .................................................................. 6 .8%
Net Assets ..................................................................................... 100 .0%

Simplify Volatility Premium ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2022 (Unaudited)
2
At March 31, 2022, open reverse repurchase agreements were as follows:
Counterparty Interest Rate Trade Date Maturity Date Face Amount
Payable for
Reverse
Repurchase
Agreements
Morgan Stanley Capital Services LLC 0.35% 3/22/2022 4/22/2022 $ 38,200,000 $ 38,203,343